Shareholder Fees {- Fidelity Freedom® Income Fund}	May 29, 2021 USD ($)
03.31 Fidelity Freedom Funds Combo PRO - Class K-07 | Fidelity Freedom® Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none